Note 4 - Discontinued Operations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.	Discontinued operations

There were no discontinued operations during the year ended
December
31,
2016.
Discontinued operations of prior years include
three
businesses: (i) FirstService (which comprises Old FSV’s Residential Real Estate Services and Property Services segments); (ii) a residential real estate rental operation (previously reported in Old FSV’s Residential Real Estate Services segment); and (iii) a US-based commercial real estate consulting operation (previously reported in Old FSV’s Commercial Real Estate Services segment).

The Spin-off of FirstService was completed on
June
1,
2015,
resulting in the distribution of
one
FirstService share of the same class as each Old FSV share previously held to all shareholders. The Spin-off distribution was accounted for at the carrying amount, without gain or loss, and resulted in a reduction of shareholders’ equity of
$138,396.
Colliers and FirstService were separated into
two
independent public companies to enable each company to intensify its focus on its distinct brand, customers and industry dynamics and also have the flexibility to pursue independent value creation strategies while optimizing its capital structure and financial resources.

In
April
2014,
the Company completed the sale of its REO rental operation for cash consideration of
$1,500.
The pre-tax loss on disposal was
$1,601,
before income tax recovery of
$773
resulting in a net loss of
$828.
In
July
2014,
the Company completed the sale of a US-based commercial real estate consulting operation for cash consideration of
$12,100.
The pre-tax gain on disposal was
$6,607,
before income tax expense of
$3,023
resulting in a net gain of
$3,584.

	2016	2015	2014

Revenues	$-	$479,636	$1,132,002

Cost of revenues	-	340,941	800,046
Selling, general and administrative expenses	-	106,894	249,481
Depreciation	-	7,566	17,634
Amortization of intangible assets	-	4,253	8,744
Acquisition-related items	-	214	723
Operating earnings	-	19,768	55,374

Interest expense, net	-	993	6,932
Other expense	-	147	255
Earnings before income tax	-	18,628	48,187

Income tax expense	-	9,216	13,593
Net operating earnings from discontinued operations	-	9,412	34,594

Net gain on disposal	-	-	2,756
Net earnings from discontinued operations	$-	$9,412	$37,350

Non-controlling interest share of earnings	-	4,566	3,426
Non-controlling interest redemption increment	-	3,742	10,117
Net earnings from discontinued operations attributable to Company	$-	$1,104	$23,807

Net earnings per share from discontinued operations
Basic	$-	$0.03	$0.66
Diluted	-	0.03	0.65